UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

March 12, 2013 to April 11, 2013

Commission File Number of issuing entity: 333-171508-01

GS Mortgage Securities Trust 2011-GC5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-171508

GS Mortgage Securities Corporation II

(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company

Citigroup Global Markets Realty Corp.

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-6538212

45-6538166

45-6538343

(I.R.S. Employer Identification No.)

c/o Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5614

(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☒	________
A-2	☐	☐	☒	________
A-3	☐	☐	☒	________
A-4	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On April 12, 2013, a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by GS Mortgage Securities Corporation II (the “Depositor”) and held by GS Mortgage Securities Trust 2011-GC5 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from March 12, 2013 to April 11, 2013

The Depositor has filed a Form ABS-15G on February 14, 2013. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company (“GSMC”), one of the sponsors, has filed a Form ABS-15G on February 14, 2013. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, has filed a Form ABS-15G on February 14, 2013. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

The Park Place Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $19,709,704 for the twelve month period ended December 31, 2012 which was previously reported on form 10-K filed on March 29, 2013, Accession Number: 0001193125-13-134596.

The 1551 Broadway mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $15,925,656 for the twelve month period ended December 31, 2012 which was previously reported on form 10-K filed on March 29, 2013, Accession Number: 0001193125-13-134596.

American Eagle Outfitters, Inc., the guarantor of the lease of the sole tenant at the mortgaged property that secures the 1551 Broadway mortgage loan, constitutes a significant obligor within the meaning of Item 1101(k)(1) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on October 11, 2011. Set forth in the table below is the information required under Item 1112(b) of Regulation AB with respect to such significant obligor which was previously reported on from 10-K filed on March 29, 2013, Accession Number: 0001193125-13-134596:

(In thousands, except per share	As of and For the Years Ended (1)
amounts, ratios and other financial information)	February 2, 2013	January 28, 2012	January 29, 2011	January 30, 2010	January 31, 2009
Summary of Operations(2)
Total Net Revenue	$3,475,802	$3,120,065	$2,945,294	$2,927,730	$2,948,679
Comparable sales increase (decrease)(3)	9%	4%	(1)%	(3)%	(7)%
Gross Profit	$1,390,322	$1,144,594	$1,182,151	$1,182,139	$1,197,186
Gross profit as a percentage of net sales	40.0%	36.7%	40.1%	40.4%	40.6%
Operating income	$394,606	$269,335	$339,552	$325,713	$382,797
Operating income as a percentage of net sales	11.4%	8.6%	11.5%	11.1%	13.0%
Income from continuing operations	$264,098	$175,279	$195,731	$228,298	$229,984
Income from continuing operations as a percentage of net sales	7.6%	5.6%	6.7%	7.8%	7.8%
Per Share Results
Income from continuing operations per common share-basic	$1.35	$0.90	$0.98	$1.11	$1.12
Income from continuing operations per common share-diluted	$1.32	$0.89	$0.97	$1.09	$1.11
Weighted average common shares outstanding — basic	196,211	194,445	199,979	206,171	205,169
Weighted average common shares outstanding — diluted	200,665	196,314	201,818	209,512	207,582
Cash dividends per common share	$2.05	$0.44	$0.93	$0.40	$0.40
Balance Sheet Information
Total cash and short-term investments	$630,992	$745,044	$734,695	$698,635	$483,853
Long-term investments	$—	$847	$5,915	$197,773	$251,007
Total assets	$1,756,053	$1,950,802	$1,879,998	$2,138,148	$1,963,676
Short-term debt	$—	$—	$—	$30,000	$75,000
Long-term debt	$—	$—	$—	$—	$—
Stockholders’ equity	$1,221,187	$1,416,851	$1,351,071	$1,578,517	$1,409,031
Working capital	$705,898	$882,087	$786,573	$758,075	$523,596
Current ratio	2.62	3.18	3.03	2.85	2.30
Average return on stockholders’ equity	17.6%	11.0%	9.6%	11.3%	13.0%
Other Financial Information(2)
Total stores at year-end	1,044	1,069	1,077	1,075	1,070
Capital expenditures	$93,939	$89,466	$75,904	$126,598	$243,564
Net sales per average selling square foot(4)	$602	$547	$526	$526	$563

(In thousands, except per share	As of and For the Years Ended (1)
amounts, ratios and other financial information)	February 2, 2013	January 28, 2012	January 29, 2011	January 30, 2010	January 31, 2009
Total selling square feet at end of period	4,962,923	5,028,493	5,026,144	4,981,595	4,920,285
Net sales per average gross square foot(4)	$489	$438	$422	$422	$452
Total gross square feet at end of period	6,023,278	6,290,284	6,288,425	6,215,355	6,139,663
Number of employees at end of period	44,000	39,600	39,900	38,800	36,900

(1)	All fiscal years presented include 52 weeks.
(2)	All amounts presented are from continuing operations and exclude MARTIN+OSA’s results of operations for all periods. Refer to Note 15 to the accompanying Consolidated Financial Statements for additional information regarding the discontinued operations of MARTIN+OSA.
(3)	The comparable store sales increase for the period ended February 2, 2008 is compared to the corresponding 52 week period in Fiscal 2006.
(4)	Net sales per average square foot is calculated using retail store sales for the year divided by the straight average of the beginning and ending square footage for the year.

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the April 12, 2013 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ J. Theodore Borter
J. Theodore Borter, President

Date: April 26, 2013

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2011-GC5, relating to the April 12, 2013 distribution.